UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4888

Dreyfus Short Duration Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Short Duration
Bond Fund

ANNUAL REPORT November 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
17	Statement of Financial Futures
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Proxy Results
44	Information About the Renewal of the Fund’s Management Agreement
49	Board Members Information
52	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Duration
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Short Duration Bond Fund, covering the 12-month period from December 1, 2013, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Contrary to most analysts’ expectations, U.S. fixed-income securities generally gained value as long-term interest rates fell during 2014. Under most circumstances, bond yields tend to climb and prices fall during economic recoveries such as the one that prevailed over the past 12 months. However, international developments led to a surge in demand for a relatively limited supply of U.S. government securities, causing a supply-and-demand imbalance that drove yields lower and prices higher. Higher yielding sectors of the bond market also fared well as credit conditions improved in the recovering U.S. economy. While these factors helped support prices of the short-duration securities held by the fund, their impact was far more beneficial among longer duration bonds.

We currently hold a relatively cautious view of the near- to intermediate-term prospects for fixed-income securities.We believe the U.S. economy appears likely to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. In an improving economic environment, the Federal Reserve Board (the “Fed”) may begin to raise short-term interest rates sometime in 2015. In addition, the end of the Fed’s quantitative easing program has removed a degree of investor demand from the market. Therefore, selectivity and a long-term perspective seem poised to become more important determinants of investment success.As always, we urge you to talk regularly with your financial advisor to assess the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through November 30, 2014, as provided by David Horsfall, CFA, and David Bowser, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended November 30, 2014, Dreyfus Short Duration Bond Fund’s Class D shares produced a total return of 0.85%, Class I shares returned 1.31%, Class Y shares returned 1.10%, and Class Z shares returned 0.99%.1 In comparison, the BofA/Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) achieved a total return of 0.29% for the same period.2

Although their impact was relatively muted among short-duration securities, renewed economic uncertainties and favorable supply-and-demand dynamics sent longer term interest rates lower and bond prices higher over most of the reporting period.The fund outperformed its benchmark, mainly due to an emphasis on higher yielding market sectors.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other instruments with similar economic characteristics.The fund invests principally in bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by The Dreyfus Corporation (Dreyfus). The fund may invest up to 5% of its assets in fixed income securities rated below investment grade or the unrated equivalent as determined by Dreyfus.The fund’s bond investments may include, but are not limited to bonds issued or guaranteed by the U.S. government or its agencies or instrumentalities, government and private mortgage-related securities, corporate bonds, municipal bonds, bonds of foreign governments and companies (limited to up to 30% of the fund’s assets in the aggregate, up to 5% in non-U.S. dollar-denominated bonds and up to 5% in emerging market bonds), asset-backed securities, floating rate loans (limited to up to 20% of the fund’s assets) and other floating rate securities, inflation-indexed securities and zero coupon, pay-in-kind, and step-up securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We buy and sell fixed-income securities based on credit quality, financial outlook, and yield potential. Generally, fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates. The fund generally maintains an effective duration of one year or less, but may invest in individual bonds of any duration.

Economic and Technical Factors Drove Market Performance

By the end of 2013, evidence of an accelerating economic recovery and the Federal Reserve Board (the “Fed”)’s decision to gradually reduce its quantitative easing program drove yields of 10-year U.S. Treasury securities above 3%. However, renewed global economic concerns soon caused yields to moderate, and the Fed made clear that short-term interest rates were likely to remain low. Meanwhile, harsh winter weather dampened domestic economic activity: U.S. GDP contracted at a 2.1% annualized rate over the first quarter of 2014.

In contrast, economic growth rebounded at 4.6% and 3.9% annualized rates over the second and third quarters, respectively. Labor markets strengthened, and the Fed continued to taper its bond purchases until the program ended on October 31. Nonetheless, robust investor demand for a relatively limited supply of securities kept yields low. Rates fell particularly sharply among longer-term bonds, causing yield differences to narrow along the maturity spectrum.

Higher yielding market sectors, such as lower rated corporate-backed bonds, commercial mortgage-backed securities, and asset-backed securities, generally outperformed U.S. government securities when credit conditions improved and investors resumed their reach for more income.

Higher Yielding Sectors Buoyed Fund Results

The fund’s investments outside of the benchmark fared particularly well, including European sovereign bonds with credit ratings toward the lower end of the investment-grade range. U.S. commercial mortgage backed-securities and asset-backed securities also added significant value to relative performance.

The fund achieved less favorable results from high yield and investment-grade corporate bonds, as securities issued by energy companies and materials producers encountered heightened volatility when the prices of oil and other commodities fell sharply late in the reporting period. Although we had reduced the fund’s exposure to corporate securities after valuations climbed in the spring, even a smaller position detracted from relative results. Early in the reporting period, Russian bonds were hurt by the escalating conflict in Ukraine, prompting us to eliminate the fund’s position.

At times during the reporting period, we employed interest rate futures to maintain the fund’s average duration at approximately one year, and we used currency futures to hedge the fund’s exposure to foreign currencies.

Strategies for an Improving Domestic Economy

The U.S. economic recovery has gained momentum but overseas economies are struggling, suggesting to us that investors may continue to favor higher yielding fixed-income investments in the United States. Therefore, we have maintained ample exposure to commercial mortgages, asset-backed securities, and corporate bonds. We also have maintained positions in sovereign bonds in certain overseas markets. Meanwhile, the fund’s one-year average duration should help protect it from the risk of rising interest rates.

December 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through April 1, 2015, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — BofA Merrill Lynch 1-Year U.S.Treasury Note Index is an unmanaged index tracking U.S. government securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class D, Class I and ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 11/15/13 (the inception date for Class D, Class I and ClassY shares).
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in each of the Class D, Class I, ClassY and Class Z shares of
Dreyfus Short Duration Bond Fund on 11/30/04 to a $10,000 investment made in the BofA Merrill Lynch 1-Year
U.S.Treasury Note Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account applicable fees and expenses on all classes.The
Index is comprised of a single issue purchased at the beginning of the month and held for a full month.At the end of the month that issue is sold and rolled into a newly selected issue.The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. Unlike a mutual fund, the index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 11/30/14
	Inception
	Date	1 Year	5 Years		10 Years
Class D shares	11/15/13	0.85%	0.42	%†	2.22	%†
Class I shares	11/15/13	1.31%	0.51	%†	2.27	%†
Class Y shares	11/15/13	1.10%	0.47	%†	2.25	%†
Class Z shares	4/6/87	0.99%	0.45%		2.24%
BofA Merrill Lynch 1-Year
U.S. Treasury Note Index		0.29%	0.41%		2.03%

† The total return performance figures presented for Class D, Class I and ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 11/15/13 (the inception date for Class D, Class I and ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Duration Bond Fund from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

	Class D	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.00	$1.75	$1.75	$2.20
Ending value (after expenses)	$997.50	$999.80	$997.70	$997.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

	Class D	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.04	$1.78	$1.78	$2.23
Ending value (after expenses)	$1,022.06	$1,023.31	$1,023.31	$1,022.86

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .35% for Class I, .35% for
Class Y and .44% for Class Z, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2014

	Coupon	Maturity	Principal
Bonds and Notes—86.5%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—4.0%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		516,865
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,105,529
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		555,747
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		765,232
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	[b]	1,204,775
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	[b]	528,785
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		674,416
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		608,100
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. C	2.24	4/15/20	425,000	[b]	426,331
					6,385,780
Commercial Mortgage
Pass-Through Ctfs.—4.0%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	680,000	[b,c]	706,866
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	[b]	524,731
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,426,985
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	1,000,000	[c]	1,065,988
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.71	8/15/46	850,000	[c]	900,422

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		892,057
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		891,806
					6,408,855
Consumer Discretionary—2.3%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	750,000		823,478
Comcast,
Gtd. Notes	5.90	3/15/16	500,000		533,300
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	500,000	[b]	569,985
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	[b]	502,675
Macy’s Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		483,471
Time Warner,
Gtd. Notes	4.88	3/15/20	725,000		801,883
					3,714,792
Consumer Staples—.6%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		498,379
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	[b]	515,548
					1,013,927
Energy—6.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	660,000		741,643
BP Capital Markets,
Unscd. Bonds	2.52	1/15/20	575,000	[d]	579,260
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	500,000		523,712
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	750,000	[d]	795,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	780,000	[d]	784,343
EQT,
Sr. Unscd. Notes	4.88	11/15/21	340,000		369,367
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		612,499
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	910,000		1,029,028
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,500,000		1,669,806
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		515,278
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,031,895
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	585,000		567,143
Transocean,
Gtd. Notes	2.50	10/15/17	380,000		368,048
Unit,
Gtd. Notes	6.63	5/15/21	250,000		241,250
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		724,780
					10,553,677
Financial—13.9%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	[b]	507,925
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	[b]	531,280
Ally Financial,
Gtd. Notes	4.63	6/26/15	250,000		254,063
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	585,000	[d]	555,088
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,042,483

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Bank of America,
Sub. Notes	4.25	10/22/26	885,000		891,651
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,150,000		1,287,655
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		531,527
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		261,250
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		765,999
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		507,072
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	405,000	[b]	425,655
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		552,959
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	1,115,000	[c]	1,116,631
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	555,000		607,578
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	650,000	[c]	650,925
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,385,000		1,583,505
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	600,000	[d]	628,986
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	555,000	[c]	574,404
Goldman Sachs Group,
Sr. Unscd. Bonds	2.55	10/23/19	1,710,000		1,710,634
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	500,000		535,415
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		506,391
International Lease Finance,
Sr. Unscd. Notes	3.88	4/15/18	500,000		505,000

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes		1.63	5/15/18	1,700,000		1,693,406
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	500,000	[b]	546,313
Morgan Stanley,
Sr. Unscd. Notes		3.80	4/29/16	1,600,000		1,660,581
Pacific LifeCorp,
Sr. Unscd. Notes		6.00	2/10/20	670,000	[b]	769,252
Royal Bank of
Scotland Group,
Sr. Unscd. Notes		6.40	10/21/19	665,000		778,614
Synchrony Financial,
Sr. Unscd. Bonds		3.00	8/15/19	380,000		386,044
						22,368,286
Foreign/
Governmental—2.8%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/18	4,100,000		1,586,482
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	1,000,000		1,092,500
Petroleos Mexicanos,
Gtd. Notes		3.50	7/18/18	1,700,000		1,767,575
						4,446,557
Health Care—.2%
Fresenius Medical Care II,
Gtd. Notes		4.13	10/15/20	250,000	[b]	253,125
Industrial—.4%
AECOM Technology,
Gtd. Notes		5.75	10/15/22	410,000	[b]	430,500
Waste Management,
Gtd. Notes		6.10	3/15/18	250,000		285,091
						715,591
Information Technology—.4%
Xerox,
Sr. Unscd. Notes		2.75	3/15/19	600,000		606,128

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials—3.3%
Anglo American Capital,
Gtd. Notes	1.18	4/15/16	370,000	[b,c]	371,529
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	250,000	[c]	256,250
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	350,000	[c]	369,250
Dow Chemical,
Sr. Unscd. Notes	3.00	11/15/22	450,000		445,327
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	400,000		403,526
Glencore Funding,
Gtd. Notes	2.50	1/15/19	830,000	[b]	828,487
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	900,000		991,754
Vale Overseas,
Gtd. Notes	4.38	1/11/22	550,000		551,986
Vale Overseas,
Gtd. Notes	6.25	1/23/17	1,000,000		1,086,815
					5,304,924
Municipal Bonds—.2%
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	350,000		345,076
Telecommunications—1.8%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	465,000	[c]	473,116
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	175,000		202,125
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,132,682
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	725,000		770,059
Wind Acquisition Finance,
Gtd. Notes	7.38	4/23/21	275,000	[b]	265,375
					2,843,357
U.S. Government Agencies/
Mortgage-Backed—2.8%
Federal Home Loan Mortgage Corp:
Structured Pass-Through Secs.,
Ser. T-7, Cl. A6, 7.03%, 8/25/28			2,110	[c,e]	2,110

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
5.50%, 4/1/16			29,030	[e]	30,810
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB, 1.59%, 6/16/39			1,239,749		1,239,612
Ser. 2012-78, Cl. A, 1.68%, 3/16/44			1,871,192		1,844,489
Ser. 2012-46, Cl. AB, 1.77%, 11/16/38			1,413,933		1,401,906
					4,518,927
U.S. Treasury Notes—40.9%
1.50%, 6/30/16			64,750,000		65,974,164
Utilities—2.4%
AES,
Sr. Unscd. Notes	8.00	6/1/20	475,000		554,563
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	290,000	[b]	301,963
Enel Finance International,
Gtd. Notes	6.25	9/15/17	350,000	[b]	393,181
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000		559,894
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000		1,124,073
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	900,000		979,721
					3,913,395
Total Bonds and Notes
(cost $138,591,714)					139,366,561

Short-Term Investments—.3%
U.S. Treasury Bills;
0.01%, 2/19/15
(cost $519,988)			520,000	[f]	520,003

Other Investment—12.7%			Shares		Value ($)
Registered
Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,439,256)			20,439,256	[g]	20,439,256

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,786,800)	1,786,800 [g]	1,786,800
Total Investments (cost $161,337,758)	100.6%	162,112,620
Liabilities, Less Cash and Receivables	(.6%)	(1,018,208)
Net Assets	100.0%	161,094,412

GO—General Obligation
REIT—Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2014, these securities were valued at $10,604,281 or 6.6% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At November 30, 2014, the value of the fund’s securities on loan was
$2,487,495 and the value of the collateral held by the fund was $2,562,201 consisting of cash collateral of
$1,786,800 and U.S. Government & Agency securities valued at $775,401.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government and Agencies/		Asset-Backed	4.0
Mortgage-Backed	43.7	Commercial Mortgage-Backed	4.0
Corporate Bonds	31.8	Foreign/Governmental	2.8
Short-Term/		Municipal Bonds	.2
Money Market Investments	14.1		100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

November 30, 2014

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2014 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	222	(26,685,094)	December 2014	(331,445)
U.S. Treasury 10 Year Notes	147	(18,765,469)	December 2014	(247,461)
				(578,906)

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,487,495)—Note 1(c):
Unaffiliated issuers			139,111,702	139,886,564
Affiliated issuers			22,226,056	22,226,056
Cash denominated in foreign currencies			2,143	1,947
Dividends, interest and securities lending income receivable				969,061
Receivable for shares of Beneficial Interest subscribed				1,111
Prepaid expenses				25,583
				163,110,322
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				41,141
Cash overdraft due to Custodian				9,119
Liability for securities on loan—Note 1(c)				1,786,800
Payable for futures variation margin—Note 4				85,240
Payable for shares of Beneficial Interest redeemed				34,839
Accrued expenses				58,771
				2,015,910
Net Assets ($)				161,094,412
Composition of Net Assets ($):
Paid-in capital				164,027,906
Accumulated undistributed investment income—net				514,598
Accumulated net realized gain (loss) on investments				(3,644,335)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($578,906) net unrealized depreciation on financial futures]				196,243
Net Assets ($)				161,094,412

Net Asset Value Per Share
	Class D	Class I	Class Y	Class Z
Net Assets ($)	28,531,688	8,427,910	19,498,909	104,635,905
Shares Outstanding	2,734,961	806,756	1,869,754	10,025,960
Net Asset Value Per Share ($)	10.43	10.45	10.43	10.44

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2014

Investment Income ($):
Income:
Interest (net of $605 foreign taxes withheld source)	2,052,036
Dividends;
Affiliated issuers	3,635
Income from securities lending—Note 1(c)	2,967
Total Income	2,058,638
Expenses:
Management fee—Note 3(a)	378,910
Shareholder servicing costs—Note 3(c)	231,270
Professional fees	87,086
Registration fees	81,616
Distribution fees—Note 3(b)	68,232
Prospectus and shareholders’ reports	37,507
Trustees’ fees and expenses—Note 3(d)	37,187
Custodian fees—Note 3(c)	13,193
Loan commitment fees—Note 2	1,349
Miscellaneous	28,561
Total Expenses	964,911
Less—reduction in expenses due to undertaking—Note 3(a)	(259,320)
Less—reduction in fees due to earnings credits—Note 3(c)	(163)
Net Expenses	705,428
Investment Income—Net	1,353,210
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	507,116
Net realized gain (loss) on financial futures	(708,086)
Net realized gain (loss) on forward foreign currency exchange contracts	(26,694)
Net Realized Gain (Loss)	(227,664)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	746,193
Net unrealized appreciation (depreciation) on financial futures	(535,962)
Net Unrealized Appreciation (Depreciation)	210,231
Net Realized and Unrealized Gain (Loss) on Investments	(17,433)
Net Increase in Net Assets Resulting from Operations	1,335,777

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2014	2013 [a]
Operations ($):
Investment income—net	1,353,210	3,963
Net realized gain (loss) on investments	(227,664)	128,082
Net unrealized appreciation
(depreciation) on investments	210,231	(647,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,335,777	(515,095)
Dividends to Shareholders from ($):
Investment income—net:
Class D	(403,941)	(917)
Class I	(31,181)	(3)
Class Y	(101,542)	(3)
Class Z	(1,919,164)	(594,799)
Net realized gain on investments:
Class Z	—	(140,276)
Total Dividends	(2,455,828)	(735,998)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	43,241,247	4,274,478
Class I	9,338,588	10,000
Class Y	20,197,141	10,000
Class Z	32,466,517	12,074,216
Dividends reinvested:
Class D	373,177	908
Class I	30,182	—
Class Y	100,959	—
Class Z	1,782,961	680,367
Cost of shares redeemed:
Class D	(19,094,701)	(737)
Class I	(913,972)	—
Class Y	(655,370)	—
Class Z	(39,632,729)	(38,714,346)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	47,234,000	(21,665,114)
Total Increase (Decrease) in Net Assets	46,113,949	(22,916,207)
Net Assets ($):
Beginning of Period	114,980,463	137,896,670
End of Period	161,094,412	114,980,463
Undistributed investment income—net	514,598	467,671

	Year Ended November 30,
	2014	2013 [a]
Capital Share Transactions:
Class D
Shares sold	4,109,721	407,093
Shares issued for dividends reinvested	35,513	87
Shares redeemed	(1,817,383)	(70)
Net Increase (Decrease) in Shares Outstanding	2,327,851	407,110
Class Ib
Shares sold	889,644	952
Shares issued for dividends reinvested	2,882	—
Shares redeemed	(86,722)	—
Net Increase (Decrease) in Shares Outstanding	805,804	952
Class Yb
Shares sold	1,921,790	952
Shares issued for dividends reinvested	9,654	—
Shares redeemed	(62,642)	—
Net Increase (Decrease) in Shares Outstanding	1,868,802	952
Class Zb
Shares sold	3,086,716	1,144,461
Shares issued for dividends reinvested	169,610	64,522
Shares redeemed	(3,770,379)	(3,665,927)
Net Increase (Decrease) in Shares Outstanding	(514,053)	(2,456,944)

a Effective November 15, 2013, the fund commenced offering Class D, Class I and ClassY shares.The existing shares were redesignated as Class Z shares.
b During the period ended November 30, 2014, 85,916 Class I shares representing $905,555 were exchanged for
85,998 ClassY shares and 1,358,185 Class Z shares representing $14,290,732 were exchanged for 1,359,727
ClassY shares.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class D Shares	2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.50		10.50
Investment Operations:
Investment income—net[b]	.08		.00	[c]
Net realized and unrealized
gain (loss) on investments	.01	[d]	.00	[c]
Total from Investment Operations	.09		.00	[c]
Distributions:
Dividends from investment income—net	(.16)		(.00)[c]
Net asset value, end of period	10.43		10.50
Total Return (%)	.85		.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71		.79	[f]
Ratio of net expenses to average net assets	.60		.60	[f]
Ratio of net investment income
to average net assets	.76		.05	[f]
Portfolio Turnover Rate	146.64		186.54
Net Assets, end of period ($ x 1,000)	28,532		4,274

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
[d] In addition to net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Annualized.

See notes to financial statements.

	Year Ended November 30,
Class I Shares	2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.50		10.50
Investment Operations:
Investment income—net[b]	.11		.00	[c]
Net realized and unrealized
gain (loss) on investments	.03	[d]	.00	[c]
Total from Investment Operations	.14		.00	[c]
Distributions:
Dividends from investment income—net	(.19)		(.00)[c]
Net asset value, end of period	10.45		10.50
Total Return (%)	1.31		.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46		.44	[f]
Ratio of net expenses to average net assets	.35		.35	[f]
Ratio of net investment income
to average net assets	1.01		.30	[f]
Portfolio Turnover Rate	146.64		186.54
Net Assets, end of period ($ x 1,000)	8,428		10

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
[d] In addition to net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Y Shares	2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.50		10.50
Investment Operations:
Investment income—net[b]	.11		.00	[c]
Net realized and unrealized
gain (loss) on investments	.01	[d]	.00	[c]
Total from Investment Operations	.12		.00	[c]
Distributions:
Dividends from investment income—net	(.19)		(.00)[c]
Net asset value, end of period	10.43		10.50
Total Return (%)	1.10		.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44		.40	[f]
Ratio of net expenses to average net assets	.35		.35	[f]
Ratio of net investment income
to average net assets	1.01		.30	[f]
Portfolio Turnover Rate	146.64		186.54
Net Assets, end of period ($ x 1,000)	19,499		10

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
[d] In addition to net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Annualized.

See notes to financial statements.

		Year Ended November 30,
Class Z Shares	2014	2013 [a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	10.50	10.61	10.73	10.80	10.84
Investment Operations:
Investment income (loss)—net[b]	.10	.00 [c]	(.00)[c]	.04	.10
Net realized and unrealized
gain (loss) on investments	.01 [d]	(.05)	.00 [c]	.02	.02
Total from Investment Operations	.11	(.05)	.00 [c]	.06	.12
Distributions:
Dividends from investment income—net	(.17)	(.05)	(.07)	(.08)	(.16)
Dividends from net realized
gain on investments	—	(.01)	(.05)	(.05)	—
Total Distributions	(.17)	(.06)	(.12)	(.13)	(.16)
Net asset value, end of period	10.44	10.50	10.61	10.73	10.80
Total Return (%)	.99	(.43)	.00 [d]	.51	1.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	.91	.83	.81	.78
Ratio of net expenses
to average net assets	.44	.64	.80	.81	.78
Ratio of net investment income
(loss) to average net assets	.92	.00 [e]	(.03)	.42	.96
Portfolio Turnover Rate	146.64	186.54	167.77	147.33	100.24
Net Assets, end of period ($ x 1,000)	104,636	110,686	137,897	165,713	195,801

a The fund commenced offering four classes of shares on November 15, 2013.The existing shares were redesignated as
Class Z shares.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
[d] In addition to net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Amount represents less than .01%.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Short Duration Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Class I, Class Y and Class Z. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	6,385,780	—	6,385,780
Commercial
Mortgage-Backed	—	6,408,855	—	6,408,855
Corporate Bonds†	—	51,287,202	—	51,287,202

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Foreign Government	—	4,446,557	—	4,446,557
Municipal Bonds†	—	345,076	—	345,076
Mutual Funds	22,226,056	—	—	22,226,056
U.S. Government
Agencies/
Mortgage-Backed	—	4,518,927	—	4,518,927
U.S. Treasury	—	66,494,167	—	66,494,167
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(578,906)	—	—	(578,906)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2014, The Bank of New York Mellon earned $723 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	11/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,383,599	134,235,913	117,180,256	20,439,256	12.7
Dreyfus
Institutional
Cash
Advantage
Fund	—	10,909,920	9,123,120	1,786,800	1.1
Total	3,383,599	145,145,833	126,303,376	22,226,056	13.8

Certain affiliated investment companies may also invest in the fund.At November 30, 2014, Dreyfus Moderate Allocation Fund, an affiliate of the fund, held 1,037,587 Class Y shares.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $514,598, accumulated capital and other losses $3,476,036 and unrealized appreciation $27,944.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2014. If not applied, $492,019 of the carryover expires in fiscal year 2018. The fund has $1,412,105 of post-enactment short-term capital losses and $1,546,635 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2014 and November 30, 2013 were as follows: ordinary income $2,455,828 and $735,998, respectively.

During the period ended November 30, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains and losses on mortgage-backed securities, capital loss carryover expiration, foreign currency gains and losses and consent fees, the fund increased accumulated undistributed investment income-net by $1,149,545, increased accumulated net realized gain (loss) on investments by $1,756,732 and decreased paid-in capital by $2,906,277. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding of taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2014, there was no reduction in expenses pursuant to the Agreement.

The Manager has contractually agreed, from December 1, 2013 through April 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $259,320 during the period ended November 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended November 30, 2014, Class D shares were charged $68,232 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2014, Class Z shares were charged $106,723 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $56,461 for transfer agency services and $2,611 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $163.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $13,193 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended November 30, 2014, the fund was charged $1,903 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2014, the fund was charged $7,919 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $33,315, Distribution Plan fees $5,992, Shareholder Services Plan fees $9,000, custodian fees $4,334, Chief Compliance Officer fees $1,234 and transfer agency fees $7,838, which are offset against an expense reimbursement currently in effect in the amount of $20,572.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended November 30, 2014, amounted to $236,464,607 and $216,543,508, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at November 30, 2014 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. At November 30, 2014, there were no forward contracts outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2014 is shown below:

Derivative Liabilities ($)
Interest rate risk[1]	(578,906)
Statement of Assets and Liabilities location:

1	Includes cumulative (depreciation) on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[2]	Contracts[3]	Total
Interest rate	(708,086)	—	(708,086)
Foreign exchange	—	(26,694)	(26,694)
Total	(708,086)	(26,694)	(734,780)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Financial
Underlying risk	Futures[4]
Interest rate	(535,962)

Statement of Operations location:

2	Net realized gain (loss) on financial futures.
3	Net realized gain (loss) on forward foreign currency exchange contracts.
4	Net unrealized appreciation (depreciation) on financial futures.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2014:

Average Market Value ($)
Interest rate financial futures	72,172,631
Forward contracts	1,553,672

At November 30, 2014, the cost of investments for federal income tax purposes was $162,084,963; accordingly, accumulated net unrealized appreciation on investments was $27,657, consisting of $1,102,720 gross unrealized appreciation and $1,075,063 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Short Duration Bond Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Short Duration Bond Fund, including the statements of investments and financial futures, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Short Duration Bond Fund at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2015

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 79.83% of ordinary income dividends paid during the fiscal year ended November 30, 2014 as qualifying interest related dividends.

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	6,770,092		194,679
Isabel P. Dunst†	6,722,873		241,898
Robin A. Melvin†	6,736,245		228,526
Roslyn M. Watson†	6,669,294		295,477

† Each of the above Board Members was duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley continue as Board Members of the fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 15-16, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment com-

pany data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one- and ten-year periods when the fund’s performance was above the Performance Group and Performance Universe medians. The Board also noted that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended May 31st and above the Performance Universe median for three of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .35% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  While noting the fund’s improved performance, the Board expressed some concern about the fund’s overall performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Gordon J. Davis (73)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 62
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114
———————
Roslyn M. Watson (65)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (2008-present)
No. of Portfolios for which Board Member Serves: 38

J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.

———————
Isabel P. Dunst (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38

Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————
† Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as Board Members of the fund on December
6, 2013, effective January 1, 2014. Gordon J. Davis was appointed as a Board Member of the fund in 2012 and elected by shareholders on December 6, 2013. J. Charles Cardona was appointed as a Board Member of the fund on
February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 51

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 53

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,935 in 2013 and $38,694 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,691 in 2013 and $6,942 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,220 in 2013 and $3,578 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $333 in 2013 and $2,746 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,023,448 in 2013 and $25,624,689 in 2014.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)